OTHER PAYABLES - Third Party (Details)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Other Payables [Line Items]
Total	$ 369,107	¥ 2,609,486	¥ 2,246,410
Third Party [Member]
Other Payables [Line Items]
Service	238,404	1,685,449	1,341,617
Distributors and employees	38,752	273,968	219,095
Accrued expenses	56,961	402,699	393,274
Others	34,990	247,370	292,424
Total	$ 369,107	¥ 2,609,486	¥ 2,246,410